BASIC AND DILUTED NET LOSS PER SHARE (Tables)	9 Months Ended
Sep. 30, 2026
Earnings Per Share [Abstract]
Summary of computation of the net loss per share
	Nine Months Ended September 30,
	2026	2025

Numerator:

Net loss	$(64,321)	$(46,540)

Denominator:

	238,690,154	196,237,671